Private Placement - Additional Information (Detail) - Virgin Group Acquisition Corp. II [Member] - USD ($)		3 Months Ended		12 Months Ended
	Apr. 13, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Jan. 13, 2021
Private Placement [Line Items]
Payment to acquire restricted investments		$ 402,500,000	$ 350,000,000	$ 402,500,000
Proceeds from issuance of warrants	$ 9,000,000	$ 10,050,000		$ 10,050,000
Private Placement Warrants
Private Placement [Line Items]
Class of warrants or rights warrants issued during the period units	700,000	6,000,000		6,000,000
Class of warrants or rights warrants issued issue price per warrant					$ 1.5
Class of warrants or rights exercise price per share					$ 11.5
Private Placement Warrants | Sponsor
Private Placement [Line Items]
Class of warrants or rights warrants issued during the period units		6,700,000		6,700,000
Proceeds from issuance of warrants	$ 1,050,000